GENERAL (Details Narrative) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 04, 2013 shares	Sep. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Apr. 08, 2015	Dec. 31, 2014 USD ($)	Oct. 02, 2014	Sep. 30, 2014 USD ($)	Nov. 26, 2013 $ / shares shares	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)
Equity method investment, ownership percentage						30.00%
Preferred stock, shares authorized | shares										500,000,000
Preferred stock, par or stated value per share | $ / shares										$ 0.001
Cash and cash equivalents, at carrying value		$ 161	$ 1,280	$ 2,732	$ 267		$ 118		$ 298		$ 46	$ 22
Working capital deficit		55
Stockholders' equity attributable to parent		(2,694)	(8,287)	(3,689)	$ (2,229)		$ (447)		310		$ (482)	$ (668)
Accumulated deficit		$ (43,404)	$ (51,916)	$ (44,701)					$ (35,942)
Number of biogas facilities				10
Minimum [Member]
Equity method investment, ownership percentage		20.00%
Stock issued during period, shares, reverse stock splits | shares	11,434,611
Maximum [Member]
Equity method investment, ownership percentage		50.00%
Stock issued during period, shares, reverse stock splits | shares	1,292,103,309
Clean Energy Ltd Clean Energy [Member]
Equity method investment, ownership percentage								50.00%